Basis of Presentation (Policies)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]
Description of Business
Description of Business

eOn Communications Corporation and subsidiaries (“eOn” or the “Company”) is a provider of communications solutions. Backed with over  20 years of telecommunications expertise, the Company’s solutions enable customers to use its technologies in order to communicate more effectively. Through its wholly-owned subsidiary, Cortelco Systems Holding Corp, (“Cortelco”), the Company provides commercial grade telephone products primarily for use in businesses, government agencies, colleges and universities, telephone companies, and utilities. Cortelco sells primarily through large national distributors with whom it has long-term relationships. Through its majority-owned subsidiary, Cortelco Systems Puerto Rico (“CSPR”), the Company provides sales and service of integrated communications systems, data equipment, security products, and telephony billing services.

Interim Condensed Consolidated Financial Statements
Interim Condensed Consolidated Financial Statements

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, and include the accounts of eOn, Cortelco acquired on April 1, 2009 and CSPR, control of which was acquired on June 9, 2010.  All significant inter-company balances and transactions have been eliminated in consolidation.

Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto as of July 31, 2013 and 2012 and for each of the two years in the period ended July 31, 2013, which are included in the Annual Report on Form 10-K filed with the Securities and Exchange Commission.

Interim Condensed Consolidated Financial Statements

Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto as of July 31, 2013 and 2012 and for each of the two years in the period ended July 31, 2013, which are included herein.

Pending Transaction with Inventergy, Inc.
Pending Transaction with Inventergy, Inc.

On December 17, 2013, eOn, Inventergy, Inc., an intellectual property investment and licensing company whose principal offices are located in Cupertino, California (“Inventergy”), and Inventergy Merger Sub, Inc., a newly formed wholly-owned subsidiary of eOn (“Merger Sub”) entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) pursuant to which the parties agreed that Merger Sub will merge with and into Inventergy (the “Merger”). As a result of the Merger, Inventergy will be a wholly-owned subsidiary of eOn. Consummation of the Merger is subject to approval by the stockholders of eOn and certain other conditions as set forth in the Merger Agreement. The Merger is expected to close during the second calendar quarter of 2014. Upon completing the Merger, eOn will be renamed Inventergy Global, Inc. and Inventergy stockholders in the aggregate will own approximately 93% of the issued and outstanding common stock of eOn. The Merger will be accounted for as a reverse merger under the acquisition method of accounting for business combinations. Inventergy will be deemed to be the accounting acquirer in the transaction and, consequently the transaction is treated as an acquisition of eOn.

In conjunction with the Merger Agreement, eOn, Cortelco, and eOn Communications Systems, Inc., a wholly-owned subsidiary of eOn (“eOn Subsidiary”) entered into a transition agreement that provides for numerous transactions among eOn and its subsidiaries in connection with, and subject to the completion of, the Merger. Each of these transactions would take place at the time the Merger becomes effective, including but not limited to the following:

(1)	eOn and Cortelco will each transfer certain contracts and other assets to eOn Subsidiary, and eOn Subsidiary will assume the liabilities associated with such contracts.

(2)
eOn and Cortelco will redeem in full the contingent note to the former Cortelco shareholders in the maximum initial amount of $11,000,000. Noteholders will receive either cash in the aggregate amount of $300,000 or all of the outstanding shares of Cortelco owned by eOn.

(3)	Cortelco will enter into a fulfillment services agreement with eOn Subsidiary providing certain services to be conducted on behalf of eOn Subsidiary after the Merger.

(4)	eOn will transfer to Cortelco all of its ownership in CSPR and Symbio Investment Corporation.

Upon completion of the Merger and the transition transactions, eOn will no longer own any interest in Cortelco, CSPR, or Symbio Investment Corporation.

Subject to the completion of and at the time of the Merger, additional transactions will take place, including but not limited to the following:

(1)
eOn will declare and pay to eOn shareholders of record as of a record date that is at least 10 days prior to the date of the eOn special stockholder meeting called to vote upon the Merger a dividend in the amount of $1,650,000.

(2)
eOn will file an amended and restated certificate of incorporation, which amendments will include changing its name to Inventergy Global, Inc., effecting a reverse stock split at a ratio of between one-for-three and one-for-five shares of eOn common stock and designating the rights and preferences of eOn preferred stock.

(3)
eOn, eOn Subsidiary, and each other direct and indirect subsidiary of eOn, will, after the Merger, guarantee and enter into a security agreement relating to certain senior secured notes due May 10, 2018, issued by Inventergy to certain investors in the initial principal amount of $5 million and assume certain obligations of Inventergy pursuant to an assumption agreement.

(4)	The officers and directors of eOn will resign and the directors elected by the eOn stockholders and officers appointed by such newly elected directors will serve in their stead.

Estimates
Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(m)	Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(l)	Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements
Fair Value Measurements

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact, and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non performance.

Accounting standards have established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting standards have established three levels of inputs that may be used to measure fair value:

•	Level 1: Quoted prices in active markets for identical assets and liabilities.

•
Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s cash equivalent instruments, primarily money market securities and U.S. Treasury Securities, are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

As of January 31, 2014, the Company owns approximately four percent of Symbio Investment Corporation. Symbio Investment Corporation is a holding company whose primary asset is an approximate nineteen percent investment in Symbio S.A. Symbio S.A.’s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. The Company believes, based on stock issuances by Symbio S.A. that the fair value of the Company’s investment in Symbio Investment Corporation is less than the Company’s cost of $990,000. The Company estimated the fair value of the investment in Symbio Investment Corporation based on the stock issuances noted above and the put option described in Note 4. The estimated fair value resulted in an other-than-temporary impairment charge of $394,000 recognized in the quarter ended October 31, 2013. This impairment resulted in a remaining book value of the investment in Symbio Investment Corporation, including the estimated value of the put option, totaling $596,000 as of January 31, 2014. No impairment charge was recognized for the quarter ended January 31, 2014 based on no indicators of other-than-temporary impairment identified at period end.

The note payable to the former Cortelco shareholders (Note 6) is valued each period end using a discounted cash flow analysis of the projected future payments of Cortelco using a discount rate of 15.22%. The note is classified within Level 3 of the fair value hierarchy.  Projected future payments are evaluated at each reporting period and are significantly impacted by seasonal changes in inventory and vendor and customer payments.  The following represents transactions related to the note payable for the six months ended January 31, 2014 (in thousands):

Beginning fair value - August 1, 2013	$3,004
Imputed interest	230
Change in estimates	114
Interest expense	344
Payments	(103)
Ending fair value - January 31, 2014	$3,245

Fair value measurements

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs within the fair value hierarchy. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s own assumptions about what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of financial instruments:

⋅	Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets.

⋅
Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

⋅
Level 3 - Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The category within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair Value Measurements

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact, and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non performance.

Accounting standards have established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting standards have established three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets and liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s cash equivalent instruments, primarily money market securities and U.S. Treasury Securities, are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

As of January 31, 2014, the Company owns approximately four percent of Symbio Investment Corporation. Symbio Investment Corporation is a holding company whose primary asset is an approximate twenty percent investment in Symbio S.A. Symbio S.A.’s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. The Company believes, based on the most recent stock issuances subsequent to quarter-end, that the fair value of the Company’s investment in Symbio Investment Corporation is less than the Company’s cost of $990,000. The Company estimated the fair value of the investment in Symbio Investment Corporation based on the stock issuances noted above and the put option described in Note 4. The estimated fair value resulted in an other-than-temporary impairment charge of $394,000 recognized in the quarter ended October 31, 2013. This impairment resulted in a remaining book value of the investment in Symbio Investment Corporation, including the estimated value of the put option, totaling $596,000 as of January 31, 2014. No impairment charge was recognized for the quarter ended January 31, 2014 based on no indicators of other-than-temporary impairment identified at period end.

The note payable to the former Cortelco shareholders (Note 6) is valued each period end using a discounted cash flow analysis of the projected future payments of Cortelco using a discount rate of 15.22%. The note is classified within Level 3 of the fair value hierarchy. Projected future payments are evaluated at each reporting period and are significantly impacted by seasonal changes in inventory and vendor and customer payments. The following represents transactions related to the note payable for the three months ended January 31, 2014 (in thousands):

Beginning fair value - August 1, 2013	$3,004
Imputed interest	230
Change in estimates	114
Interest expense	344
Payments	(103)
Ending fair value - January 31, 2014	$3,245

Restricted Cash
Restricted Cash

The Company’s restricted cash is held in a bank as security for irrevocable letters of credit obtained from the bank as required by the securities purchase agreement under which the Company sold 2,750 shares of redeemable convertible preferred stock (see Note 8). Restricted cash totaled $2,750,000 and zero as of January 31, 2014 and July 31, 2013, respectively.

Income Taxes
Income Taxes

Due to uncertainties surrounding the timing of realizing the benefits of its net deferred tax assets in future returns, to the extent that it is more likely than not that deferred tax assets may not be realized, the Company continues to record a valuation allowance against all of its deferred tax assets at January 31, 2014.

(i)	Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets when management is unable to conclude that it is more likely than not that the asset will be realized.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company classifies interest and penalties, if any, as a component of its income tax provision.

Income taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when it is more likely than not that deferred tax assets will not be realized. Realization of deferred tax assets is dependent upon future pretax earnings, the reversal of temporary differences between book and tax income, and the expected tax rates in future periods.

The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized.

It is the Company’s practice to recognize interest and penalties related to income tax matters in income tax expense. As of December 31, 2013, the Company had no accrued interest and penalties related to uncertain tax positions.

Income taxes

The Company is a limited liability company for federal and state income tax purposes. Under the laws pertaining to income taxation of limited liability companies, no federal income tax is paid by the Company as an entity. Each individual member reports on their federal and state income tax returns their share of Company income, gains, losses, deductions and credits, whether or not any actual distribution is made to such member during a taxable year. Accordingly, no provision for income taxes besides the minimum state franchise tax and the LLC gross receipts fees, if any, would be reflected in the accompanying financial statements.

The Company has evaluated its current tax positions and has concluded that as of December 31, 2012 the Company does not have any significant uncertain tax positions for which a reserve would be necessary.

Income Taxes

eOn and its wholly-owned subsidiaries file consolidated federal income tax returns. CSPR files separate income tax returns in the Commonwealth of Puerto Rico. Income taxes are provided in the accompanying combined financial statements on a stand-alone basis. Due to uncertainties surrounding the timing of realizing the benefits of its net deferred tax assets in future returns, to the extent that it is more likely than not that deferred tax assets may not be realized, the Company continues to record a valuation allowance against all of its deferred tax assets of CSPR at January 31, 2014.

(i)	Income Taxes

eOn and its wholly-owned subsidiaries file consolidated federal income tax returns. CSPR files separate income tax returns in the Commonwealth of Puerto Rico. Income taxes are provided in the accompanying combined financial statements on a stand-alone basis. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets when management is unable to conclude that it is more likely than not that the asset will be realized.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company classifies interest and penalties, if any, as a component of its income tax provision.

Reclassification
Reclassification

Certain amounts in the prior period condensed consolidated financial statements have been reclassified to conform to the January 31, 2014 condensed consolidated financial statement presentation.

(p)	Reclassification
  Certain amounts in the July 31, 2012 consolidated financial statements have been reclassed to conform to the July 31, 2013 consolidated financial statement presentation.

Principles of Consolidation
(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, and include the accounts of eOn Communications Corporation, Cortelco acquired on April 1, 2009, and CSPR control of which was acquired on June 9, 2010. All significant inter-company accounts and transactions have been eliminated in consolidation.

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, and include the accounts of the Carve-Out Business. All significant inter-company accounts and transactions have been eliminated in the combination.

Basis of presentation	Basis of presentation The financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Basis of presentation The financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents
(b)	Cash and Cash Equivalents
  All highly liquid investments with a maturity date of three months or less when purchased are considered to be cash equivalents.

Cash and cash equivalents The Company considers all highly liquid financial instruments with original maturities of three months or less at the time of purchase to be cash equivalents.

Cash and cash equivalents

The Company considers all highly liquid financial instruments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash on deposit may exceed federally insured limits. The Company believes that it mitigates this risk by maintaining deposits with major financial institutions.

(b)	Cash and Cash Equivalents
  All highly liquid investments with a maturity date of three months or less when purchased are considered to be cash equivalents.

Trade Accounts Receivable
(c)	Trade Accounts Receivable

Trade accounts receivable are stated net of allowances for doubtful accounts. The Company typically grants standard credit terms to customers in good credit standing. As a result, the Company must estimate the portion of accounts receivable that are uncollectible and record any necessary valuation reserves. The Company generally reserves for estimated uncollectible accounts on a customer-by-customer basis, which requires judgment about each individual customer’s ability and intention to fully pay account balances. The Company makes these judgments based on knowledge of and relationships with customers and current economic trends, and updates estimates on a monthly basis. Any changes in estimate, which can be significant, are included in earnings in the period in which the change in estimate occurs.

(c)	Trade Accounts Receivable

Trade accounts receivable are stated net of allowances for doubtful accounts. The Company typically grants standard credit terms to customers in good credit standing. As a result, the Company must estimate the portion of accounts receivable that are uncollectible and record any necessary valuation reserves. The Company generally reserves for estimated uncollectible accounts on a customer-by-customer basis, which requires judgment about each individual customer’s ability and intention to fully pay account balances. The Company makes these judgments based on knowledge of and relationships with customers and current economic trends, and updates estimates on a monthly basis. Any changes in estimate, which can be significant, are included in earnings in the period in which the change in estimate occurs.

Inventories
(d)	Inventories

Inventories consist of phones and component parts and are valued at the lower of cost or market with cost determined utilizing standard cost which approximates the first-in, first-out (FIFO) method. The Company performs an analysis of slow-moving or obsolete inventory on a quarterly basis and any changes in valuation reserves, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.

(d)	Inventories

Inventories consist of phones, systems, system cards and component parts for final assembly of our systems and are valued at the lower of cost or market with cost determined utilizing standard cost which approximates the first-in, first-out (FIFO) method. The Company performs an analysis of slow-moving or obsolete inventory on a quarterly basis and any changes in valuation reserves, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.

Property and Equipment
(e)	Property and Equipment

Property and equipment are stated at cost. Depreciation is provided using the straight-line method for financial reporting purposes and accelerated methods for income tax reporting purposes over the estimated useful lives of the assets, generally three to five years. Maintenance and repair costs are charged to expense as incurred.

(e)	Property and Equipment

Property and equipment are stated at cost. Depreciation is provided using the straight-line method for financial reporting purposes and accelerated methods for income tax reporting purposes over the estimated useful lives of the assets, generally three to five years. Maintenance and repair costs are charged to expense as incurred.

Investments
(f)	Investments

The equity method of accounting is used when the Company has a 20% to 50% interest in other entities or when we exercise significant influence over the entity. Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities. Investments in which the Company has less than a 20% interest and in which it does not have the ability to exercise significant influence over the investee are initially recorded at cost, and periodically reviewed for impairment.

The Company evaluates its cost method investments for impairment on a quarterly basis in accordance with ASC 325, Cost Method Investments (“ASC 325”), which specifically addresses accounting for cost method investments subsequent to initial measurement. An impairment charge is recognized whenever a decline in value of an investment below its carrying amount is determined to be other-than-temporary. In determining if a decline is other-than-temporary, factors such as the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and longer-term operating and financial prospects of the affiliate and the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery are considered.

(f)	Investments

The equity method of accounting is used when the Company has a 20% to 50% interest in other entities or when we exercise significant influence over the entity. Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities. Investments in which the Company has less than a 20% interest and in which it does not have the ability to exercise significant influence over the investee are initially recorded at cost, and periodically reviewed for impairment.

The Company evaluates its cost method investments for impairment on a quarterly basis in accordance with ASC 325, Cost Method Investments (“ASC 325”), which specifically addresses accounting for cost method investments subsequent to initial measurement. An impairment charge is recognized whenever a decline in value of an investment below its carrying amount is determined to be other-than-temporary. In determining if a decline is other-than-temporary, factors such as the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and longer-term operating and financial prospects of the affiliate and the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery are considered.

Stock Compensation Plans
(g)	Stock Compensation Plans

The Company accounts for stock-based compensation under ASC Topic 718, Stock Compensation (“Topic 718”). Topic 718 requires the measurement and recognition of compensation expense for all share-based payment awards based on estimated fair values. Topic 718 also required the benefits of tax deductions in excess of recognized compensation cost to be recorded as financing cash flows.

Stock-based compensation

The Company has a stock option plan under which incentive and non-qualified stock options and restricted stock awards (“RSAs”) are granted primarily to employees. All share-based payments to employees, including grants of employee stock options and RSAs, are recognized in the financial statements based on their respective grant date fair values. The benefits of tax deductions in excess of recognized compensation cost is reported as a financing cash flow.

The Company estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods in the Company's statements of comprehensive income or loss. The Company has estimated the fair value of each award as of the date of grant using the Black-Scholes option pricing model. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded. The awards issued consist of fully-vested stock awards, performance-based restricted shares, and service-based restricted shares.

Expenses related to stock-based awards issued to non-employees are recognized at fair value on a recurring basis in the periods those awards are expected to vest. The Company estimates the fair value of the awards using the Black-Scholes option pricing model.

(g)	Stock Compensation Plans

Certain employees of the Company participate in eOn’s stock-based compensation plans. eOn accounts for stock-based compensation under ASC Topic 718, Stock Compensation (“Topic 718”). Topic 718 requires the measurement and recognition of compensation expense for all share-based payment awards based on estimated fair values. Stock based compensation is allocated to the Company based upon the fair value of share-based awards to company employees.

Product Warranties
(h)	Product Warranties

Warranties for the Cortelco and CSPR product lines range from one to five years based upon the product purchased. The Company estimates the costs of satisfying warranty claims based on analysis of past claims experience and provides for these future claims in the period that revenue is recognized. The cost of satisfying warranty claims, which approximates 0.5% - 1.0% of product revenues, has historically been comprised of materials and direct labor costs. The Company performs quarterly evaluations of these estimates and any changes in estimates, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.

(h)	Product Warranties

Warranty for the Cortelco product lines ranges from one to five years based upon the product purchased. The Company estimates the costs of satisfying warranty claims based on analysis of past claims experience and provides for these future claims in the period that revenue is recognized. The cost of satisfying warranty claims, which approximates 0.5% - 2.4% of product revenues, has historically been comprised of materials and direct labor costs. The Company performs quarterly evaluations of these estimates and any changes in estimates, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.

Revenue Recognition
(j)	Revenue Recognition

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts

Cortelco Products	Individual sale	-	-

CSPR Products	Individual sale	Individual sale	Individual sale

CSPR Telephony Billing	-	Individual sale	-

Cortelco sells corded and cordless analog and digital telephones capable of operating in the multiple PBX, Key System and Centrex environments primarily through stocking distributors.

Telephony billing revenues from the resale of Puerto Rico Telephone services are recognized monthly as services are provided to the customers.

The Company records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of products as cost of sales.

Revenues from our products are recognized only when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectibility is reasonably assured. Generally, revenue is recognized (1) upon shipment for equipment and software, (2) as work is performed for professional services and (3) in equal periodic amounts over the term of the contract for software and hardware maintenance. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, Revenue Recognition and ASC Topic 985, Software.

(j)	Revenue Recognition

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts

Cortelco Products	Individual sale	-	-

CSPR Products	Individual sale	Individual sale	Individual sale

CSPR Telephony Billing	-	Individual sale	-

Cortelco sells corded and cordless analog and digital telephones capable of operating in the multiple PBX, Key System and Centrex environments primarily through stocking distributors.

Telephony billing revenues from the resale of Puerto Rico Telephone services are recognized monthly as services are provided to the customers.

The Company records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of products as cost of sales.

Revenues from our products are recognized only when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectibility is reasonably assured. Generally, revenue is recognized (1) upon shipment for equipment and software, (2) as work is performed for professional services. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, Revenue Recognition and ASC Topic 985, Software.

Earnings Per Share
(k)	Earnings Per Share

Basic EPS is computed by dividing income or loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted EPS is similar to basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares, such as options, had been issued.

Fair Value of Financial Instruments
(l)	Fair Value of Financial Instruments

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact, and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non performance.

Accounting standards have established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting standards have established three levels of inputs that may be used to measure fair value:

•	Level 1: Quoted prices in active markets for identical assets and liabilities.

•
 Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The carrying amounts of financial instruments such as cash and cash equivalents, accounts receivable, and accounts payable approximate their fair value due to the short-term nature of the instruments.

The following table presents information about the liabilities recorded at fair value at July 31, 2013, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2013
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2013
Notes payable-related parties	$-	$-	$3,189	$3,189

Total	$-	$-	$3,189	$3,189

The following table presents information about the liabilities recorded at fair value at July 31, 2012, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2012
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2012
Notes payable-related parties	$-	$-	$3,668	$3,668

Total	$-	$-	$3,668	$3,668

As of July 31, 2013 the Company owns approximately four percent of Symbio Investment Corp. Symbio Investment Corp. is a holding company whose primary asset is an approximate twenty percent investment in Symbio S.A. Symbio S.A.’s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. The Company believes, based on recent stock issuances by Symbio S.A. in 2012, that the fair value of the Company’s investment in Symbio may be less than the Company’s cost of $990,000. There are no quoted market prices for the Company’s investment in Symbio Investment Corp., and sufficient information is not readily available for the Company to utilize a valuation model to determine its fair value without incurring excessive costs relative to the materiality of the investment. Accordingly, the Company has not estimated the fair value of its investment in Symbio Investment Corp. at July 31, 2013. Based on the Company’s evaluation of the near-term prospects of Symbio Investment Corp. and the Company’s ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider any potential impairment to be other-than-temporary at July 31, 2013.

The notes payable – related parties is primarily due to the note payable to former Cortelco shareholders (See Note 8) which is valued using a discounted cash flow analysis of the projected future payments of Cortelco using a discount rate of 15.22%. The note is classified within Level 3 of the fair value hierarchy.

 The following represents transactions related to the note payable for the years ended July 31, 2013 and 2012 (in thousands).

	2013	2012
Beginning fair value	$3,486	$3,504
Imputed interest	487	518
Change in estimates	(796)	(368)
Interest (income) expense	(309)	150
Payments	(173)	(168)
Ending fair value - July 31	$3,004	$3,486

(k)	Fair Value of Financial Instruments

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact, and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non performance.

Accounting standards have established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting standards have established three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets and liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The carrying amounts of financial instruments such as cash and cash equivalents, accounts receivable, and accounts payable approximate their fair value due to the short-term nature of the instruments.

The following table presents information about the liabilities recorded at fair value at July 31, 2013, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2013
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2013

Notes payable-related parties	$-	$-	$3,189	$3,189

Total	$-	$-	$3,189	$3,189

The following table presents information about the liabilities recorded at fair value at July 31, 2012, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2012
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2012

Notes payable-related parties	$-	$-	$3,668	$3,668
Total	$-	$-	$3,668	$3,668

As of July 31, 2013 the Company owns approximately four percent of Symbio Investment Corp. Symbio Investment Corp. is a holding company whose primary asset is an approximate twenty percent investment in Symbio S.A. Symbio S.A.’s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. The Company believes, based on recent stock issuances by Symbio SA in 2013, that the fair value of the Company’s investment in Symbio may be less than the Company’s cost of $990,000. There are no quoted market prices for the Company’s investment in Symbio Investment Corp., and sufficient information is not readily available for the Company to utilize a valuation model to determine its fair value without incurring excessive costs relative to the materiality of the investment. Accordingly, the Company has not estimated the fair value of its investment in Symbio Investment Corp. at July 31, 2013. Based on the Company’s evaluation of the near-term prospects of Symbio Investment Corp. and the Company’s ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider any potential impairment to be other-than-temporary at July 31, 2013.

The notes payable – related parties is primarily due to the note payable to former Cortelco shareholders (See Note 9) which is valued using a discounted cash flow analysis of the projected future payments of Cortelco using a discount rate of 15.22%. The note is classified within Level 3 of the fair value hierarchy. The following represents transactions related to the note payable for the years ended July 31, 2013 and 2012 (in thousands).

	2013	2012

Beginning fair value	$3,486	$3,504
Imputed interest	487	518
Change in estimates	(796)	(368)
Interest expense	(309)	150
Payments	(173)	(168)
Ending fair value - July 31	$3,004	$3,486

Advertising Expense
(n)	Advertising Expense
  The Company expenses advertising costs as incurred. Advertising expenses for fiscal years 2013 and 2012 were not significant.

(m)	Advertising Expense
  The Company expenses advertising costs as incurred. Advertising expenses for fiscal years 2013 and 2012 were not significant.

Segment Reporting
(o)	Segment Reporting

The Company operates in two business segments: Telephony Products and Puerto Rico. Segment information is consistent with how management reviews its businesses, makes investing and resource allocation decisions and assesses operating performance.

(n)	Segment Reporting

The Company operates in two business segments: Telephony Products and Puerto Rico. Segment information is consistent with how management reviews its businesses, makes investing and resource allocation decisions and assesses operating performance.

Development Stage and Liquidity
Development Stage and Liquidity

The Company is in the development stage and has had no revenues to date. Successful completion of the Company’s developmental program and, ultimately, the attainment of profitable operations is dependent upon future events, including future financing and achieving a sufficient level of revenue and market demand to become an established operating enterprise.

The Company’s financial statements have been prepared on a going-concern basis which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Since inception, the Company has incurred net losses and negative cash flows from operations and has accumulated a deficit during the development stage. The Company’s primary source of funds through December 31, 2013 was the issuance of equity securities and promissory notes. The Company considers its current cash and cash equivalents balances, including cash obtained through subsequent equity financing, to be sufficient to fund operations for a reasonable period of time but it may require additional equity financing to fund the commercialization of its activities. As discussed in Note 11, subsequent to December 31, 2013, the Company issued additional shares of common stock for cash proceeds of approximately $7,293,000. There are no assurances that additional financing will be available to the Company at a cost acceptable to the Company, or at all.

Development Stage and Liquidity

The Company is in the development stage and has had no revenues to date. Successful completion of the Company’s developmental program and, ultimately, the attainment of profitable operations is dependent upon future events, including future financing and achieving a sufficient level of sales and market demand to become an established operating enterprise.

The Company’s financial statements have been prepared on a going-concern basis which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Since inception, the Company has incurred net losses and negative cash flows from operations and has accumulated a deficit during the development stage. The Company’s primary source of funds through December 31, 2012 was member credit. The Company will require additional equity financing to fund the commercialization of its activities. See Note 4.

Management estimates and related risks
Management estimates and related risks

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the dates of the financial statements and the reported amounts of revenues and expenses during the reported periods. Although these estimates reflect management's best estimates, it is at least reasonably possible that a material change to these estimates could occur in the near term.

Management estimates and related risks

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the dates of the financial statements and the reported amounts of revenues and expenses during the reported periods. Although these estimates reflect management's best estimates, it is at least reasonably possible that a material change to these estimates could occur in the near term.

Patents
Patents

Patents, including acquisition costs, are stated at cost, less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the respective assets, generally 7 - 10 years. Upon retirement or sale, the cost of assets disposed and the related accumulated amortization are removed from the accounts and any resulting gain or loss is credited or charged to operations. Patents are utilized for the purpose of generating licensing revenue.

Impairment of long-lived assets
Impairment of long-lived assets

The Company evaluates the carrying value of long-lived assets on an annual basis, or more frequently whenever circumstances indicate a long-lived asset may be impaired. When indicators of impairment exist, the Company estimates future undiscounted cash flows attributable to such assets. In the event cash flows are not expected to be sufficient to recover the recorded value of the assets, the assets are written down to their estimated fair value. There were no asset impairments for the year ended December 31, 2013 or for the period from January 12, 2012 (inception) to December 31, 2013.

Concentration of credit risk
Concentration of credit risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. Cash and cash equivalents are deposited with high quality financial institutions. Periodically, such balances are from time to time in excess of federally insured limits.